Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule Of Assets And Liabilities Lessee
Operating Lease Assets and Liabilities

	As of
	December 31, 2022	December 31, 2021
Operating lease ROU assets	$313	$358

Current operating lease liabilities	104	104
Non-current operating lease liabilities	243	262

Total operating lease liabilities	$347	$366

Schedule Of Operating Lease Expense
Operating Lease Expense

	For the years ended December 31
	2022	2021	2020
Long-term (fixed)	$115	$114	$135
Long-term (variable)	98	67	64
Short-term	4	4	2

Total operating lease expense	$217	$185	$201

Summary Of Maturity of Lease Liabilities
Maturity of Lease Liabilities

	2023	2024	2025	2026	2027	Thereafter	Total
Undiscounted lease payments	$116	$89	$66	$50	$27	$30	$378
Less: imputed interest							(31)

Total lease liability as of December 31, 2022							$347

Schedule Of Supplemental Information Related To Operating Leases
Supplemental Information Related to Operating Leases

	For the years ended December 31
	2022	2021	2020
Operating cash flows used for operating leases	$113	$128	$138
Right-of-use assets obtained in exchange for new lease liabilities	98	94	168
Weighted-average remaining lease term (in years)	4.4	4.7	4.9
Weighted-average discount rate	3.8%	3.3%	3.8%

Schedule Of Net Investment In Financing Leases
Net Investment in Financing Leases

	As of
	December 31, 2022	December 31, 2021
Total minimum lease payments receivable	$248	$243
Less: deferred income	(30)	(27)

Discounted lease receivable	218	216
Estimated unguaranteed residual value of leased assets, net of deferred income	12	10

Investment in financing leases, net of deferred income	$230	$226

Summary Of Contractual Maturities	Contractual Maturities

Due In	2023	2024	2025	2026	2027	Thereafter	Total
Net minimum lease payments receivable	$83	$63	$44	$29	$16	$13	$248